Annual Fund Operating Expenses	Jun. 23, 2025
Aristotle Pacific EXclusive Fund Series H | Aristotle Pacific EXclusive Fund Series H Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.00%
Aristotle Pacific EXclusive Fund Series I | Aristotle Pacific EXclusive Fund Series I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.00%

[1]
The Fund does not pay a management fee to Aristotle Investment Services, LLC (the “Adviser” or “AIS”), nor does Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) receive a sub-advisory fee from the Adviser for its provision of services to the Fund. Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program maintained by the program’s registered investment adviser and/or broker-dealer (a “Wrap Sponsor”) and for which the Sub-Adviser is providing advisory and other similar services for compensation and (ii) institutional advisory clients of the Sub-Adviser. Such shareholders pay a fee to the Wrap Sponsor or to the Sub-Adviser pursuant to the terms of the applicable agreement. Participants in a wrap fee program should review the program brochure and other literature provided by the Wrap Sponsor for a discussion of fees and expenses charged and paid to the Sub-Adviser. Shareholders of the Fund pay no additional fees or expenses to purchase shares of the Fund.

[2]	Based on estimated amounts for the current fiscal year.
[3]
The Fund does not pay a management fee to Aristotle Investment Services, LLC (the “Adviser” or “AIS”), nor does Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) receive a sub-advisory fee from the Adviser for its provision of services to the Fund. Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program maintained by the program’s registered investment adviser and/or broker-dealer (a “Wrap Sponsor”) and for which the Sub-Adviser is providing advisory and other similar services for compensation and (ii) institutional advisory clients of the Sub-Adviser. Such shareholders pay a fee to the Wrap Sponsor or to the Sub-Adviser pursuant to the terms of the applicable agreement. Participants in a wrap fee program should review the program brochure and other literature provided by the Wrap Sponsor for a discussion of fees and expenses charged and paid to the Sub-Adviser. Shareholders of the Fund pay no additional fees or expenses to purchase shares of the Fund.

[4]	Based on estimated amounts for the current fiscal year.